AMOUNTS DUE FROM RELATED COMPANIES	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Amounts Due From Related Parties Disclosure [Text Block]
NOTE 6. AMOUNTS DUE FROM RELATED COMPANIES

Amounts due from related companies consisted of the following:

	As of September 30,	As of September 30,
	2014	2013
	US$(’000)	US$(’000)
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd	$166	$140
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	84	1
Xi'an Tech Team Investment Holdings (Group) Co., Ltd.	197	-
Xi’an Xinrong Engineering and Industry (Group) Co., Ltd	1,769	-
Total	$2,216	$141

All the entities referred to above are indirectly owned and controlled by Tao Li, Chairman of the Company. The Company provided short-term financing to such parties.

As of September 30, 2014, we had an outstanding loan of approximately $166,352 to Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd, which was indirectly owned and controlled by Tao Li, Chairman of the Company. The largest amount of the outstanding loan was $166,352 during the past three years. The loan was unsecured, bearing no interest, no due date was specified and payable on demand.

As of September 30, 2014, we had an outstanding loan of approximately $83,526 to Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd, which was indirectly owned and controlled by Tao Li, Chairman of the Company. The largest amount of the outstanding loan was $83,526 during the past three years. The loan was the unsecured rental expense with interest free and payable on demand.

As of September 30, 2014, we had an outstanding loan of approximately $0.2 million to Xi’an Tech Team Investment Holdings (Group) Co., Ltd, which was indirectly owned and controlled by Tao Li, Chairman of the Company. The largest amount of the outstanding loan was $0.2 million during the past three years. This loan was an unsecured verbal agreement and bearing no interest, which provided one-year term starting from January 1, 2014

On November 1, 2013, the Company entered into a loan agreement with Xi’an Xinrong Engineering and Industry (Group) Co., Ltd (“Xinrong”), which was indirectly owned and controlled by Tao Li, Chairman of the Company, pursuant to which company provides $1.8 million to Xinrong for its normal business operations. The largest amount of the outstanding loan was $1.8 million as of September 30, 2104. According to the agreement, this unsecured loan was interest free for a three-year term.